Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Regan Fixed Rate MBS ETF
Shareholder Report [Line Items]
Fund Name	Regan Fixed Rate MBS ETF
Class Name	Regan Fixed Rate MBS ETF
Trading Symbol	MBSX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Regan Fixed Rate MBS ETF for the period of April 30, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mbsx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/mbsx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regan Fixed Rate MBS ETF	$17*	0.40%**
[1],[2]
Expenses Paid, Amount	$ 17	[2]
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund was launched in May 2025 and has returned +6.51% since inception through the end of September. The Fund’s primary benchmark, the Bloomberg  U.S. Aggregate Bond Index (“Agg”), was up +2.86% over this period, underperforming the Fund by 3.65%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance is largely driven by active management and disciplined risk-taking. The Fund will typically seek to take very little interest rate risk (duration) which can lead to significant outperformance over indices like the Agg during periods of interest rate volatility. Additionally, the Fund is almost exclusively focused on Agency Fixed Rate RMBS, all of which have either explicit or implicit guarantees from the U.S. Government and thus have very little credit risk.
POSITIONING
At the end of the fiscal year, 91.2% of the NAV is allocated to Agency Fixed Rate RMBS with the remainder of the Fund allocated to U.S. Treasury Bills (3.1%) and Cash & Cash Equivalents (5.7%).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/01/2025)
Regan Fixed Rate MBS ETF NAV	6.51
Bloomberg U.S. Aggregate Bond Index	2.86
Bloomberg U.S. Mortgage-Backed Securities Index	3.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.regancapital.com/mbsx/ for more recent performance information.
Net Assets	$ 13,899,568
Advisory Fees Paid, Amount	$ 20,070
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$13,899,568
Net Advisory Fee	$20,070
Portfolio Turnover	114%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025) Security Type Breakdown (%)
Updated Prospectus Web Address	https://www.regancapital.com/mbsx/

[1]
**	Annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the full six months.